Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of changes in the status of total outstanding options
	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2021	400,000	1.25	0.01	1,567
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2021	400,000	0.25	0.01	924
Exercisable as of December 31, 2021	400,000	0.25	0.01	924

Schedule of changes in the status of total outstanding options under 521 Plan
	Number of options	Weighted average exercise price in US$	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2020	280,000,000	1.4	4.00	—
Granted	—
Exercised	—	—	—	—
Cancelled	(280,000,000)	1.4	—	—
Outstanding as of December 31, 2020	—	—	—	—